Investment Securities, Held-to-maturity Securities (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Amortized cost and fair value of the held to maturity securities [Abstract]
Amortized Cost	$ 56,465	$ 70,946
Gross Unrecognized Gains	2,974	4,396
Gross Unrecognized Losses	0	0
Fair Value	59,439	75,342
Mortgage-Backed Securities and Collateralized Mortgage Obligations-Residential [Member]
Amortized cost and fair value of the held to maturity securities [Abstract]
Amortized Cost	46,490	60,986
Gross Unrecognized Gains	2,308	3,334
Gross Unrecognized Losses	0	0
Fair Value	48,798	64,320
Corporate Bonds [Member]
Amortized cost and fair value of the held to maturity securities [Abstract]
Amortized Cost	9,975	9,960
Gross Unrecognized Gains	666	1,062
Gross Unrecognized Losses	0	0
Fair Value	$ 10,641	$ 11,022